Dryden Small-Cap Core Equity Fund, Inc.

Supplement dated February 27, 2007

to the Prospectus dated December 29, 2006

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The table of index returns appearing on page 6 of the Prospectus, in the section entitled “Risk/Return Summary—

Evaluating Performance” is hereby deleted and replaced with the following new table:

Index % (reflects no deduction for fees, expenses or taxes)

	One Year	Five Years	Since Inception
S&P SmallCap 600 Index	7.68%	10.76%	9.47%
Lipper Average	6.42%	9.15%	7.95%

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